FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$11,990	$-	$-	$11,990

Other receivables and prepaid expenses:

Derivative instruments	-	1,213	-	1,213

Marketable securities:

Foreign banks and government debentures	-	53,699	-	53,699
Corporate debentures	-	65,804	-	65,804

Total financial assets	$11,990	$120,716	$-	$132,706

Liabilities

Contingent consideration	$-	$-	$6,332	$6,332

Total financial liabilities	$-	$-	$6,332	$6,332

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$3,642	$-	$-	$3,642

Marketable securities:

Foreign banks and government debentures	-	33,539	-	33,539
Corporate debentures	-	100,789	-	100,789

Total financial assets	$3,642	$134,328	$-	$137,970

Liabilities
Derivative instruments	$-	$632	$-	$632
Contingent consideration	-	-	8,281	8,281

Total financial liabilities	$-	$632	$8,281	$8,913

Schedule of Changes in Level 3 Contingent Consideration Obligation Measured On Recurring Basis
	Year ended December 31,
	2023	2022

Fair value at the beginning of the year	$8,281	$-
Acquisition date fair value of contingent consideration related to investment in SecurityDAM (see Note 3)	-	9,525
Changes in the fair value of contingent consideration in SecurityDAM	1,128	819
Reclassification of payable related to contingent consideration to other payables and accrued expenses (see Note 10)	(3,077)	(2,063)

Fair value at the end of the year	$6,332	$8,281